Prepaids and Other Current Assets - Components of Prepaid and Other Current Assets (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
Receivable from landlord		$ 5,910,000
Manufacturing costs	$ 214,000	2,596,000		$ 1,418,000
Clinical trial costs	670,000
Deferred offering costs	1,660,000	0.0	$ 0	300,000
Other prepaid expenses and other current assets	1,478,000	1,864,000		770,000
Prepaid expense and other assets, current	$ 4,022,000	$ 10,370,000		$ 2,188,000